Employee Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands except share and per share amounts)
Shares issued	113,107	157,363	324,394
Issuance price ranges	$44.04 – $51.19	$28.26 – $41.16	$14.21 – $24.84
Issuance proceeds	$5,262	$5,112	$5,292